CONVERTIBLE NOTE - Schedule of Amortized Cost of Convertible Note (Details)	Dec. 31, 2025 USD ($)
Schedule Of Amortized Cost Of Convertible Note Abstract
Convertible Note Principal- Issued in December, 2025	$ 2,000,000
Convertible Note Interest Adjustment	(186,754)
Total	$ 1,813,246